Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of related parties with transactions and related party relationships
Name of Related Party	Relationship to the Company
Mr. Hengfang Li	CEO and Chairman of the Board of Directors
Ms. Hong Ma	Wife of the CEO
Q Green Techcon Private Limited	Owned by the minority Shareholder of REIT India
Shexian Ruibo Environmental Science and Technology Co., Ltd (Shexian Ruibo)	The Company owns 41.67% ownership interest in Shexian Ruibo
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by the CEO
Handan Ruisheng Construction Material Co., Ltd.	An entity controlled by Shexian Ruibo
Zhongtou Ruitu Information Service (Beijing) Co., Ltd	An entity controlled by the CEO's son, Mr. Xinyang Li and CEO's daughter, Ms. Xinran Li
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	Hainan Yile IoT owns 45% ownership interest in this company
Handan Ruisheng Construction Material Technology Co., Ltd.	An entity controlled by Shexian Ruibo

Schedule of due to related parties
	June 30, 2022	December 31, 2021
	(Unaudited)
Mr. Hengfang Li	$171,333	$472,439

Schedule of accounts receivable from related parties
	June 30, 2022	December 31, 2021
	(Unaudited)
Accounts receivable – related party
Hunyuan Baiyang Food Co., Ltd.	38,146	40,088
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	48,073	50,520
Q Green Techcon Private Limited	-	2,981
Total accounts receivable from related party	$86,219	$93,589

Schedule of advance to suppliers, related party
	June 30, 2022	December 31, 2021
	(Unaudited)
Advance to supplier – related party
Q Green Techcon Private Limited	$-	$174,099
Shexian Ruibo*	3,927,885	3,656,118
Handan Ruisheng Construction Material Co., Ltd.	9,682	12,403
Total	$3,937,567	$3,842,620

Schedule of advance from related parties
	June 30, 2022	December 31, 2021
Advance from – related parties
- Q Green Techcon Private Limited	$192,830	$-
Total	$192,830	$-

Schedule of sales to related parties
	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Sales to related parties
Hunyuan Baiyang Food Co., Ltd.	$	$61,019
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	6,987
Q Green Techcon Private Limited		44,849
Total	$6,987	$105,868

Schedule of purchases from related parties
	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Purchase from a relate party
Shexian Ruibo Environmental Science and Technology Co., Ltd.	$280,378	$593,961
Q Green Techcon Private Limited.	276,768	228,248
Total	$557,145	$822,209